1933 Act Reg. No. 33-88316

1940 Act File No. 811-08932

As filed with the Securities and Exchange Commission on February 21, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 111	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 113	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 21st day of February, 2018.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Eric R. Colson	President, Chief Executive Officer	February 21, 2018
Eric R. Colson	(principal executive officer) and Director

/s/ Coleen Downs Dinneen*	Director	February 21, 2018
Coleen Downs Dinneen

/s/ David A. Erne*	Director	February 21, 2018
David A. Erne

/s/ Gail L. Hanson*	Director	February 21, 2018
Gail L. Hanson

/s/ Thomas R. Hefty*	Director	February 21, 2018
Thomas R. Hefty

/s/ Peter M. Lebovitz*	Director	February 21, 2018
Peter M. Lebovitz

/s/ Patrick S. Pittard*	Director	February 21, 2018
Patrick S. Pittard

/s/ R. Scott Trumbull*	Director	February 21, 2018
R. Scott Trumbull

/s/ Gregory K. Ramirez	Chief Financial Officer, Vice President and	February 21, 2018
Gregory K. Ramirez	Treasurer (principal financial and accounting officer)

By:	/s/ Nathan D. Briggs
Nathan D. Briggs

* By Nathan D. Briggs, Attorney-in-Fact, pursuant to powers of attorney filed with the Registration Statement, filed on January 26, 2018

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase